Condensed Consolidated Statement of Changes in Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total (Deficit) Equity Attributable to MGT Stockholders [Member]	Non-controlling Interest [Member]	Total
Balance at Dec. 31, 2016	$ 29	$ 327,943		$ (328,467)	$ (66)	$ (561)	$ (22)	$ (583)
Balance, shares at Dec. 31, 2016	28,722,855
Stock-based compensation	$ 4	3,276				3,280		3,280
Stock-based compensation, shares	4,050,000
Stock issued for acquisition	$ 2	2,498				2,500		2,500
Stock issued for acquisition, shares	2,000,000
Stock issued for services	$ 3	4,626				4,629		4,629
Stock issued for services, shares	2,574,000
Stock issued in exchange of notes payables	$ 10	8,670				8,680		8,680
Stock issued in exchange of notes payables, shares	10,191,466
Induced conversion of notes payable		20,312				20,312		20,312
Stock sold in connection with private placements	$ 3	9,147				9,150		9,150
Stock sold in connection with private placements, shares	2,875,000
Beneficial conversion features on convertible notes		4,593				4,593		4,593
Stock issued in exchange of accounts payable		401				401		401
Stock issued in exchange of accounts payable, shares	220,000
Sale of common stock warrants		100				100		100
Stock issued in connection with notes payable amendment		118				118		118
Stock issued in connection with notes payable amendment, shares	200,000
Exercise of warrants	$ 8	387				395		395
Exercise of warrants, shares	7,693,588
Amortization of employee stock options		7,057				7,057		7,057
Modification of employee stock options		37				37		37
Stock and warrants issued in connection with Management Agreements		1,571				1,571		1,571
Stock and warrants issued in connection with Management Agreements, shares	436,100
Net loss				(50,433)		(50,433)		(50,433)
Reclassification adjustment for loss included in net loss					66	66		66
Balance at Dec. 31, 2017	$ 59	390,736		(378,900)		11,895	(22)	11,895
Balance, shares at Dec. 31, 2017	58,963,009
Stock-based compensation	$ 1	1,086				1,087		1,087
Stock-based compensation, shares	850,000
Stock issued for services	$ 1	838				839		839
Stock issued for services, shares	448,551
Stock sold in connection with private placements		80				80		80
Stock sold in connection with private placements, shares	200,000
Exercise of warrants	$ 2	279				281		281
Exercise of warrants, shares	2,224,250
Stock issued for prior year notes payable conversion	$ 3	(3)
Stock issued for prior year notes payable conversion, shares	3,381,816
Stock issued in disposition of cybersecurity assets		120				120		120
Stock issued in disposition of cybersecurity assets, shares	60,000
Warrant modification expense		139				139		139
Deemed dividend		2,514		(2,514)
Net loss				(4,549)		(4,549)		(4,549)
Balance at Mar. 31, 2018	$ 66	395,789		(385,963)		9,892	(22)	9,870
Balance, shares at Mar. 31, 2018	66,127,626
Balance at Dec. 31, 2017	$ 59	390,736		(378,900)		11,895	(22)	11,895
Balance, shares at Dec. 31, 2017	58,963,009
Stock-based compensation	$ 3	4,354				4,357		4,357
Stock-based compensation, shares	2,860,000
Stock issued for services	$ 2	2,270				2,272		2,272
Stock issued for services, shares	2,387,273
Stock sold in connection with private placements		80				80		80
Stock sold in connection with private placements, shares	200,000
Exercise of warrants	$ 11	896				907		907
Exercise of warrants, shares	10,094,251
Stock issued for prior year notes payable conversion	$ 3	(3)
Stock issued for prior year notes payable conversion, shares	3,381,816
Stock issued in disposition of cybersecurity assets		120				120		120
Stock issued in disposition of cybersecurity assets, shares	60,000
Warrant modification expense		139				139		139
Deemed dividend		2,514		(2,514)
Sale of stock in connection with equity purchase agreement	$ 34	2,425				2,459		2,459
Sale of stock in connection with equity purchase agreement, shares	33,650,000
Forfeiture of unvested restricted stock	$ (1)	(232)				(233)		(233)
Forfeiture of unvested restricted stock, shares	(550,000)
Forfeiture of vested restricted stock	$ (2)	2
Forfeiture of vested restricted stock, shares	(1,966,666)
Issuance of common stock for prior year sale	$ 2	(2)
Issuance of common stock for prior year sale, shares	2,000,000
Net loss				(23,283)		(23,283)		(23,283)
Reclassification of non-controlling interest to accumulated deficit				(22)		(22)	22
Balance at Dec. 31, 2018	$ 111	403,299		(404,719)		(1,309)		(1,309)
Balance, shares at Dec. 31, 2018	111,079,683
Stock-based compensation		894				894		894
Stock issued for services		60				60		60
Stock issued for services, shares	160,500
Warrant modification expense
Sale of stock in connection with equity purchase agreement	$ 43	2,111	(346)			1,808		1,808
Sale of stock in connection with equity purchase agreement, shares	43,100,000
Cumulative effect adjustment related to ASU adoption				3		3		3
Issuance of common stock for prior year sale								$ 2,154
Issuance of common stock for prior year sale, shares								43,100,000
Net loss				(1,709)		(1,709)		$ (1,709)
Balance at Mar. 31, 2019	$ 154	$ 406,364	$ (346)	$ (406,425)		$ (253)		$ (253)
Balance, shares at Mar. 31, 2019	154,340,183